PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets
	Aerospace & Defense – 0.6%
64,675	BWX Technologies, Inc.	$3,758,911

	Auto Components – 2.8%
260,086	Dana, Inc.	6,179,643
10,859	Fox Factory Holding Corp.(a)	1,690,312
230,509	Garrett Motion, Inc.(a)	1,839,462
144,798	Goodyear Tire & Rubber Co. (The)(a)	2,483,286
40,937	LCI Industries	5,379,940

		17,572,643

	Banks – 12.9%
141,724	Ameris Bancorp	7,175,486
166,097	Atlantic Union Bankshares Corp.	6,016,033
166,711	BancorpSouth Bank	4,722,923
126,930	Bryn Mawr Bank Corp.	5,355,177
181,713	CVB Financial Corp.	3,741,471
237,383	Home BancShares, Inc.	5,858,612
197,283	OceanFirst Financial Corp.	4,111,378
85,059	Pinnacle Financial Partners, Inc.	7,509,859
116,898	Popular, Inc.	8,773,195
66,748	Prosperity Bancshares, Inc.	4,792,506
60,958	South State Corp.	4,983,926
118,570	Triumph Bancorp, Inc.(a)	8,803,823
104,462	Wintrust Financial Corp.	7,900,461

		79,744,850

	Beverages – 0.8%
295,513	Primo Water Corp.	4,943,933

	Biotechnology – 0.8%
28,630	United Therapeutics Corp.(a)	5,136,508

	Building Products – 2.4%
23,777	American Woodmark Corp.(a)	1,942,343
32,080	Armstrong World Industries, Inc.	3,440,901
154,015	Quanex Building Products Corp.	3,825,733
72,186	UFP Industries, Inc.	5,366,307

		14,575,284

	Capital Markets – 2.0%
157,732	Donnelley Financial Solutions, Inc.(a)	5,205,156
109,430	Stifel Financial Corp.	7,097,630

		12,302,786

	Chemicals – 2.6%
37,204	Ashland Global Holdings, Inc.	3,255,350
76,932	Cabot Corp.	4,379,739
31,072	Ingevity Corp.(a)	2,528,018

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
179,393	Valvoline, Inc.	$5,823,097

		15,986,204

	Commercial Services & Supplies – 2.2%
53,607	Clean Harbors, Inc.(a)	4,992,956
76,987	IAA, Inc.(a)	4,198,871
178,417	KAR Auction Services, Inc.(a)	3,131,218
24,903	VSE Corp.	1,232,948

		13,555,993

	Communications Equipment – 0.8%
273,475	Viavi Solutions, Inc.(a)	4,829,569

	Construction & Engineering – 2.2%
105,206	AECOM(a)	6,661,644
120,156	Arcosa, Inc.	7,057,963

		13,719,607

	Consumer Finance – 0.7%
94,994	PROG Holdings, Inc.	4,572,061

	Distributors – 0.8%
111,404	Core-Mark Holding Co., Inc.	5,014,294

	Diversified Consumer Services – 1.3%
99,437	frontdoor, Inc.(a)	4,953,951
259,010	Houghton Mifflin Harcourt Co.(a)	2,859,471

		7,813,422

	Diversified Financial Services – 0.7%
133,327	Cannae Holdings, Inc.(a)	4,521,119

	Diversified Telecommunication Services – 0.4%
160,324	Liberty Latin America Ltd., Class C(a)	2,260,568

	Electric Utilities – 0.8%
72,343	ALLETE, Inc.	5,062,563

	Electrical Equipment – 2.1%
52,846	Atkore, Inc.(a)	3,752,066
35,203	AZZ, Inc.	1,822,811
282,327	Vertiv Holdings Co.	7,707,527

		13,282,404

	Electronic Equipment, Instruments & Components – 5.2%
38,303	Advanced Energy Industries, Inc.	4,317,131
126,191	Kimball Electronics, Inc.(a)	2,743,392
12,733	Littelfuse, Inc.	3,244,241
157,397	Methode Electronics, Inc.	7,745,507
31,859	SYNNEX Corp.	3,879,152
355,177	TTM Technologies, Inc.(a)	5,079,031

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
152,150	Vontier Corp.	$4,957,047

		31,965,501

	Energy Equipment & Services – 2.3%
358,169	ChampionX Corp.(a)	9,187,035
87,531	DMC Global, Inc.(a)	4,920,117

		14,107,152

	Entertainment – 0.5%
113,210	Liberty Media Corp.-Liberty Braves, Class C(a)	3,143,842

	Food Products – 3.0%
51,286	Darling Ingredients, Inc.(a)	3,461,805
19,326	J&J Snack Foods Corp.	3,370,647
260,236	Nomad Foods Ltd.(a)	7,356,872
288,696	Whole Earth Brands, Inc.(a)	4,186,092

		18,375,416

	Health Care Equipment & Supplies – 2.7%
30,936	CONMED Corp.	4,251,534
87,395	Inmode Ltd.(a)	8,274,559
157,238	Lantheus Holdings, Inc.(a)	4,346,058

		16,872,151

	Health Care Providers & Services – 0.3%
20,633	AMN Healthcare Services, Inc.(a)	2,000,988

	Health Care Technology – 1.1%
372,841	Allscripts Healthcare Solutions, Inc.(a)	6,901,287

	Hotels, Restaurants & Leisure – 2.3%
25,437	Churchill Downs, Inc.	5,043,140
14,794	Cracker Barrel Old Country Store, Inc.	2,196,317
42,201	Marriott Vacations Worldwide Corp.(a)	6,722,619

		13,962,076

	Household Durables – 2.4%
21,602	Helen of Troy Ltd.(a)	4,927,848
106,882	KB Home	4,352,235
103,636	Skyline Champion Corp.(a)	5,523,799

		14,803,882

	Household Products – 0.5%
39,743	Spectrum Brands Holdings, Inc.	3,379,745

	Independent Power & Renewable Electricity Producers – 1.1%
88,036	NextEra Energy Partners LP	6,722,429

	Industrial Conglomerates – 0.3%
27,133	Raven Industries, Inc.	1,569,644

	Insurance – 1.8%
118,835	Employers Holdings, Inc.	5,086,138

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
101,004	First American Financial Corp.	$6,297,599

		11,383,737

	Internet & Direct Marketing Retail – 0.6%
308,501	Qurate Retail, Inc., Class A	4,038,278

	IT Services – 4.6%
54,637	Concentrix Corp.(a)	8,785,630
78,836	CSG Systems International, Inc.	3,719,482
32,352	Euronet Worldwide, Inc.(a)	4,378,843
151,918	International Money Express, Inc.(a)	2,255,982
208,244	Unisys Corp.(a)	5,270,656
21,083	WEX, Inc.(a)	4,087,994

		28,498,587

	Leisure Products – 1.1%
67,791	Brunswick Corp.	6,753,339

	Machinery – 7.1%
43,456	Alamo Group, Inc.	6,634,862
54,099	Albany International Corp., Class A	4,828,877
116,644	Altra Industrial Motion Corp.	7,584,193
126,859	Columbus McKinnon Corp.	6,119,678
25,290	John Bean Technologies Corp.	3,606,860
41,730	Kadant, Inc.	7,348,235
103,261	Miller Industries, Inc.	4,072,614
117,548	TriMas Corp.(a)	3,565,231

		43,760,550

	Marine – 1.2%
390,577	Genco Shipping & Trading Ltd.	7,374,094

	Media – 2.2%
207,501	Gray Television, Inc.	4,855,523
67,117	John Wiley & Sons, Inc., Class A	4,039,101
20,720	Liberty Broadband Corp., Class C(a)	3,598,235
31,032	Thryv Holdings, Inc.(a)	1,110,015

		13,602,874

	Multi-Utilities – 1.5%
181,456	MDU Resources Group, Inc.	5,686,831
60,243	NorthWestern Corp.	3,627,834

		9,314,665

	Pharmaceuticals – 1.2%
30,571	Catalent, Inc.(a)	3,305,336
141,553	Supernus Pharmaceuticals, Inc.(a)	4,358,417

		7,663,753

	Professional Services – 3.0%
54,115	Insperity, Inc.	4,890,373
111,960	Korn Ferry	8,122,698

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
63,089	Science Applications International Corp.	$5,534,798

		18,547,869

	REITs - Single Tenant – 0.8%
72,062	Agree Realty Corp.	5,079,650

	REITs - Storage – 0.9%
116,686	CubeSmart	5,404,896

	REITs - Warehouse/Industrials – 2.6%
136,859	Americold Realty Trust	5,180,113
97,818	Rexford Industrial Realty, Inc.	5,570,735
140,795	STAG Industrial, Inc.	5,269,957

		16,020,805

	Semiconductors & Semiconductor Equipment – 1.8%
206,425	Rambus, Inc.(a)	4,894,337
216,090	Tower Semiconductor Ltd.(a)	6,359,529

		11,253,866

	Software – 0.9%
85,938	ACI Worldwide, Inc.(a)	3,191,738
49,460	Verint Systems, Inc.(a)	2,229,162

		5,420,900

	Specialty Retail – 1.8%
179,941	Aaron’s Co., Inc. (The)	5,756,313
135,520	Urban Outfitters, Inc.(a)	5,586,134

		11,342,447

	Thrifts & Mortgage Finance – 2.1%
48,610	Federal Agricultural Mortgage Corp., Class C	4,807,529
161,454	Meta Financial Group, Inc.	8,174,416

		12,981,945

	Trading Companies & Distributors – 2.9%
200,693	Alta Equipment Group, Inc.(a)	2,667,210
87,675	Herc Holdings, Inc.(a)	9,825,737
66,328	McGrath RentCorp	5,410,375

		17,903,322

	Water Utilities – 0.4%
181,801	Pure Cycle Corp.(a)	2,512,490

	Wireless Telecommunication Services – 0.8%
141,524	United States Cellular Corp.(a)	5,138,736

	Total Common Stocks (Identified Cost $369,599,117)	606,453,635

Shares	Description	Value (†)
Other Investments – 0.0%
	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	$—

Principal Amount
Short-Term Investments – 2.2%
$13,559,921	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $13,559,921 on 7/01/2021 collateralized by $13,822,500 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $13,831,139 including accrued interest(e) (Identified Cost $13,559,921)	13,559,921

	Total Investments – 100.1% (Identified Cost $383,159,038)	620,013,556
	Other assets less liabilities – (0.1)%	(552,359)

	Net Assets – 100.0%	$619,461,197

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$606,453,635	$—	$—	$606,453,635
Other Investments*	—	—	—	—
Short-Term Investments	—	13,559,921	—	13,559,921

Total	$606,453,635	$13,559,921	$—	$620,013,556

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2021 (Unaudited)

Banks	12.9%
Machinery	7.1
Electronic Equipment, Instruments & Components	5.2
IT Services	4.6
Professional Services	3.0
Food Products	3.0
Trading Companies & Distributors	2.9
Auto Components	2.8
Health Care Equipment & Supplies	2.7
REITs - Warehouse/Industrials	2.6
Chemicals	2.6
Household Durables	2.4
Building Products	2.4
Energy Equipment & Services	2.3
Hotels, Restaurants & Leisure	2.3
Construction & Engineering	2.2
Media	2.2
Commercial Services & Supplies	2.2
Electrical Equipment	2.1
Thrifts & Mortgage Finance	2.1
Capital Markets	2.0
Other Investments, less than 2% each	26.3
Short-Term Investments	2.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%